Income taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income taxes [Abstract]
Schedule of Income before Income Tax Expenses
	Year ended December 31,
	2012	2013	2014
	US$	US$	US$
PRC	247,420,740	246,985,362	112,781,760
Non PRC	(15,138,254)	(36,969,248)	(33,727,777)

Total	232,282,486	210,016,114	79,053,983

Schedule of Income Tax Expense
	Year ended December 31,
	2012	2013	2014
	US$	US$	US$
Current:
CIT tax expense	51,183,346	68,625,597	20,791,855
Land Appreciation Tax (“LAT”) expense	25,390,667	36,727,785	(3,771,248)
Deferred tax (benefit)/expense	(2,399,386)	(21,693,532)	13,537,011

Income tax expense	74,174,627	83,659,850	30,557,618

Schedule of Effective Income Tax Rate Reconciliation
	Year ended December 31,
	2012	2013	2014
	US$	US$	US$
CIT at rate of 25%	58,070,622	52,504,028	19,763,496
Tax effect of non-deductible expenses	11,166,825	3,490,593	6,535,308
Unrecognized tax benefits	(4,994,595)	5,465,293	(8,628,537)
LAT expense	25,390,667	36,727,785	(3,771,248)
CIT benefit of LAT	(6,347,667)	(9,171,919)	942,812
Changes in valuation allowance	(7,856,467)	-	-
International rate difference	(336,247)	9,089,244	10,681,232
Income tax on undistributed earnings of PRC subsidiaries	2,204,619	3,500,000	440,464
Adjustment of estimated income tax accruals	(3,038,183)	(18,059,102)	3,953,417
Others	(84,947)	113,928	640,674
Actual income tax expense	74,174,627	83,659,850	30,557,618

Reconciliation of Unrecognized Tax Benefits
	2012	2013	2014
	US$	US$	US$
Balance at January 1	13,824,326	8,842,239	16,313,513
Additions for tax positions of current year	-	16,313,513	6,400,006
Movement in current year due to foreign exchange rate fluctuation	33,871	-	(79,978)
Reductions for tax positions of prior years	(5,015,958)	-	(4,125,703)
Lapse of stature of limitations		(8,842,239)	(4,502,834)

Balance at December 31	8,842,239	16,313,513	14,005,004

Schedule of Deferred Tax Asset/Liability
	December 31, 2013	December 31, 2014
	US$	US$
Current deferred tax assets:
Tax loss carried forward	1,800,359	8,223,312
Accruals and provisions	13,536,150	5,554,948

Total current deferred tax assets	15,336,509	13,778,260

Current deferred tax liabilities:
Revenue recognized based on percentage of completion	(11,851,997)	(31,868,998)
Real estate properties accelerated cost deduction	(1,365,450)	(1,360,518)
Taxable temporary differences arising from business combinations	(81,031,364)	(71,705,371)
Others	(45,532)	(45,532)

Total current deferred tax liabilities	(94,294,343)	(104,980,419)

Net current deferred tax liabilities	(78,957,834)	(91,202,159)
	December 31, 2013	December 31, 2014
	US$	US$
Long-term deferred tax assets:
Tax loss carried forward	-	2,727,890
Revenue recognition of real estate lease income on a straight-line basis	8,547,158	8,767,201
Others	1,643,945	2,146,517

Total long-term deferred tax assets	10,191,103	13,641,608

Long-term deferred tax liabilities:
Income tax on undistributed earnings of PRC subsidiaries	(9,384,619)	(9,825,083)

Total long-term deferred tax liabilities	(9,384,619)	(9,825,083)

Net long-term deferred tax assets	806,484	3,816,525